Financial Instruments and Fair Value Measurements	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements
18.	Financial Instruments and Fair Value Measurements

Fair value is defined as the exit price that would be received from the sale of an asset or paid to transfer a liability, using assumptions that market participants would use in pricing an asset or liability. The fair value guidance establishes a three-level fair value hierarchy, which maximizes the use of observable inputs and minimizes the use of unobservable inputs used in measuring fair value. The levels within the hierarchy are as follows:

Level 1—observable	inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2—significant	other observable inputs that are observable either directly or indirectly; and

Level 3—significant	unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

The following tables provide a summary of the significant assets and liabilities that are measured at fair value on a recurring basis at the end of each period:

	March 28, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.1	$22.9	$12.2	$—
Foreign exchange forward and option contracts	0.6	0.6	—	—

	$35.7	$23.5	$12.2	$—

Liabilities:
Deferred compensation liabilities	$13.7	$—	$13.7	$—
Contingent consideration	7.0	—	—	7.0
Foreign exchange forward and option contracts	0.6	0.6	—	—

	$21.3	$0.6	$13.7	$7.0

	September 27, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.3	$22.6	$12.7	$—
Foreign exchange forward and option contracts	0.9	0.9	—	—

	$36.2	$23.5	$12.7	$—

Liabilities:
Deferred compensation liabilities	$13.5	$—	$13.5	$—
Contingent consideration	6.9	—	—	6.9
Foreign exchange forward and option contracts	1.4	1.4	—	—

	$21.8	$1.4	$13.5	$6.9

Debt and equity securities held in rabbi trust. Debt securities held in the rabbi trust primarily consist of U.S. government and agency securities and corporate bonds. When quoted prices are available in an active market, the investments are classified as level 1. When quoted market prices for a security are not available in an active market, they are classified as level 2. Equity securities held in the rabbi trust primarily consist of U.S. common stocks, which are valued using quoted market prices reported on nationally recognized securities exchanges.

Foreign exchange forward and option contracts. Foreign currency option and forward contracts are used to economically manage the foreign exchange exposures of operations outside the U.S. Quoted prices are available in an active market; as such, these derivatives are classified as level 1.

Deferred compensation liabilities. The Company maintains a non-qualified deferred compensation plan in the U.S., which permits eligible employees of the Company to defer a portion of their compensation. A recordkeeping account is set up for each participant and the participant chooses from a variety of funds for the deemed investment of their accounts. The measurement funds generally correspond to the funds offered in the Company’s U.S. tax-qualified defined contribution retirement plan and the account balance fluctuates with the investment returns on those funds.

Contingent consideration. In October 2012, the Company recorded contingent consideration of $6.9 million upon the acquisition of CNS Therapeutics. This contingent consideration, which could potentially total a maximum of $9.0 million, is primarily based on whether the FDA approves another concentration of Gablofen on or before December 31, 2016. The fair value of the contingent payments was measured based on the probability-weighted present value of the consideration expected to be transferred using a discount rate of 1.0%. There were no changes to the initial estimate of the fair value of the consideration during the six months ended March 28, 2014.

Balance at September 27, 2013	$6.9
Accretion expense	0.1

Balance at March 28, 2014	$7.0

Financial Instruments Not Measured at Fair Value

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and the majority of other current assets and liabilities approximate fair value because of their short-term nature. The Company classifies cash on hand and deposits in banks, including commercial paper, money market accounts and other investments it may hold from time to time, with an original maturity to the Company of three months or less, as cash and cash equivalents (level 1). The fair value of restricted cash is equivalent to its carrying value of $20.2 million and $24.0 million as of March 28, 2014 and September 27, 2013, respectively (level 1), substantially all of which is included in other assets on the unaudited condensed consolidated balance sheets. The Company’s life insurance contracts are carried at cash surrender value, which is based on the present value of future cash flows under the terms of the contracts (level 3). Significant assumptions used in determining the cash surrender value include the amount and timing of future cash flows, interest rates and mortality charges. The fair value of these contracts approximates the carrying value of $68.7 million and $67.7 million at March 28, 2014 and September 27, 2013, respectively. These contracts are included in other assets on the unaudited condensed consolidated balance sheets.

The carrying value of the Company’s loan payable approximates fair value due to its short term nature. Since the quoted market prices for the Company’s Term Loan, 8.00% and 9.50% debentures are not available in an active market, they are classified as level 2 for purposes of developing an estimate of fair value. The Company’s 3.50% notes and 4.75% notes are classified as level 1, as quoted prices are available in an active market for these notes. The following table presents the carrying values and estimated fair values of the Company’s long-term debt, excluding capital leases, as of the end of each period:

	March 28, 2014		September 27, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Loan payable	$—	$—	$0.1	$0.1
Term loan	1,296.8	1,301.0	—	—
3.50% notes due April 2018	300.0	296.0	299.9	293.7
9.50% debentures due May 2022	10.4	14.2	10.4	14.3
8.00% debentures due March 2023	8.0	10.2	8.0	10.2
4.75% notes due April 2023	598.2	571.6	598.2	568.5

Concentration of Credit and Other Risks

Financial instruments that potentially subject the Company to concentrations of credit risk primarily consist of accounts receivable. The Company does not require collateral from customers. A portion of the Company’s accounts receivable outside the U.S. includes sales to government-owned or supported healthcare systems in several countries, which are subject to payment delays. Payment is dependent upon the financial stability and creditworthiness of those countries’ national economies.

The Company routinely evaluates all government receivables for potential collection risks associated with the availability of government funding and reimbursement practices. The Company has not incurred any significant losses on government receivables; however, if the financial condition of customers or the countries’ healthcare systems continue to deteriorate such that their ability to make payments is uncertain, additional allowances may be required in future periods.

The Company’s accounts receivable, net of allowance for doubtful accounts, in Spain and Italy, which the Company has been closely monitoring, at the end of each period were as follows:

	March 28, 2014	September 27, 2013
Spain	$9.8	$9.2
Italy	10.7	12.6

Net sales to customers in Spain and Italy totaled $12.4 million and $14.1 million for the three months ended March 28, 2014 and March 29, 2013, respectively, and $24.7 million and $26.3 million for the six months ended March 28, 2014 and March 29, 2013, respectively.

The following table shows net sales attributable to distributors that accounted for 10% or more of the Company’s total net sales:

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Cardinal Health, Inc.	15%	20%	18%	20%
McKesson Corporation	15%	19%	15%	16%
Amerisource Bergen Corporation	10%	6%	11%	7%

The following table shows accounts receivable attributable to distributors that accounted for 10% or more of the Company’s gross accounts receivable at the end of each period:

	March 28, 2014	September 27, 2013
Cardinal Health, Inc.	20%	18%
McKesson Corporation	23%	22%
Amerisource Bergen Corporation	13%	14%

The following table shows net sales attributable to products that accounted for 10% or more of the Company’s total net sales:

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Optiray™ (CMDS)	13%	13%	13%	14%
Acetaminophen products (API)	9%	10%	8%	10%
Methylphenidate ER (Specialty Generics)	8%	11%	9%	7%

Molybdenum-99 (“Mo-99”) is a key raw material in the Company’s Ultra-Technekow™ DTE technetium generators that are sold by its Global Medical Imaging segment. There are only eight suppliers of this raw material worldwide. The Company has agreements to obtain Mo-99 from three nuclear research reactors and relies predominantly upon two of these reactors for its Mo-99 supply. Accordingly, a disruption in the commercial supply or a significant increase in the cost of this material from these sources could have a material adverse effect on the Company’s financial condition, results of operations and cash flows.

20.	Financial Instruments and Fair Value Measurements

Fair value is defined as the exit price that would be received from the sale of an asset or paid to transfer a liability, using assumptions that market participants would use in pricing an asset or liability. The fair value guidance establishes a three-level fair value hierarchy, which maximizes the use of observable inputs and minimizes the use of unobservable inputs used in measuring fair value. The levels within the hierarchy are as follows:

Level 1—observable	inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2—significant	other observable inputs that are observable either directly or indirectly; and

Level 3—significant	unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

The following tables provide a summary of the significant assets and liabilities that are measured at fair value on a recurring basis at the end of each period:

	September 27, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.3	$22.6	$12.7	$—
Foreign exchange forward and option contracts	0.9	0.9	—	—

	$36.2	$23.5	$12.7	$—

Liabilities:
Deferred compensation liabilities	$13.5	$—	$13.5	$—
Contingent consideration	6.9	—	—	6.9
Foreign exchange forward and option contracts	1.4	1.4	—	—

	$21.8	$1.4	$13.5	$6.9

	September 28, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$25.2	$13.7	$11.5	$—
Liabilities:
Deferred compensation liabilities	$9.3	$—	$9.3	$—

Debt and equity securities held in rabbi trust. Debt securities held in the rabbi trust primarily consist of U.S. government and agency securities and corporate bonds. When quoted prices are available in an active market, the investments are classified as level 1. When quoted market prices for a security are not available in an active market, they are classified as level 2. Equity securities held in the rabbi trust primarily consist of U.S. common stocks, which are valued using quoted market prices reported on nationally recognized securities exchanges. The $10.1 million increase in debt and equity securities held in rabbi trust primarily reflects the transfer of these assets from Covidien in connection with the Separation.

Foreign exchange forward and option contracts. Foreign currency option and forward contracts are used to economically manage the foreign exchange exposures of operations outside the U.S. Quoted prices are available in an active market; as such, these derivatives are classified as level 1.

Deferred compensation liabilities. Covidien maintains a non-qualified deferred compensation plan in the U.S., which permits eligible employees of the Company to defer a portion of their compensation. A recordkeeping account is set up for each participant and the participant chooses from a variety of funds for the deemed investment of their accounts. The measurement funds generally correspond to the funds offered in Covidien’s U.S. tax-qualified defined contribution retirement plan and the account balance fluctuates with the investment returns on those funds.

Contingent consideration. In October 2012, the Company recorded contingent consideration of $6.9 million upon the acquisition of CNS Therapeutics. This contingent consideration, which could potentially total a maximum of $9.0 million, is primarily based on whether the FDA approves another concentration of Gablofen on or before December 31, 2016. The fair value of the contingent payments was measured based on the probability-weighted present value of the consideration expected to be transferred using a discount rate of 1.0%. There were no changes to the initial estimate of the fair value of the consideration during fiscal 2013.

Balance at September 28, 2012	$—
Fair value of contingent consideration	6.9

Balance at September 27, 2013	$6.9

Financial Instruments Not Measured at Fair Value

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and the majority of other current assets and liabilities approximate fair value because of their short-term nature. The Company classifies cash on hand and deposits in banks, including commercial paper, money market accounts and other investments it may hold from time to time, with an original maturity to the Company of three months or less, as cash and cash equivalents (level 1). The fair value of restricted cash is equivalent to its carrying value of $24.0 million and $24.6 million as of September 27, 2013 and September 28, 2012, respectively (level 1), substantially all of which is included in other assets on the consolidated and combined balance sheets. The Company’s life insurance contracts are carried at cash surrender value, which is based on the present value of future cash flows under the terms of the contracts (level 3). Significant assumptions used in determining the cash surrender value include the amount and timing of future cash flows, interest rates and mortality charges. The fair value of these contracts approximates the carrying value of $67.7 million and $47.6 million at September 27, 2013 and September 28, 2012, respectively. These contracts are included in other assets on the consolidated and combined balances sheets. The $20.1 million increase in the Company’s life insurance contracts primarily reflects the transfer of these assets from Covidien in connection with the Separation.

The carrying value of the Company’s loan payable approximates fair value due to its short term nature. Since the quoted market prices for the Company’s 7.00%, 8.00% and 9.50% debentures are not available in an active market, they are classified as level 2 for purposes of developing an estimate of fair value. The Company’s 3.50% and 4.75% notes are classified as level 1, as quoted prices are available in an active market for these notes. The following table presents the carrying values and estimated fair values of the Company’s long-term debt, excluding capital leases, as of the end of each period:

	September 27, 2013		September 28, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Loan payable	$0.1	$0.1	$—	$—
7.00% debentures due December 2013	—	—	5.8	5.8
3.50% notes due April 2018	299.9	293.7	—	—
9.50% debentures due May 2022	10.4	14.3	—	—
8.00% debentures due March 2023	8.0	10.2	—	—
4.75% notes due April 2023	598.2	568.5	—	—

Concentration of Credit and Other Risks

Financial instruments that potentially subject the Company to concentrations of credit risk primarily consist of accounts receivable. The Company does not require collateral from customers. A portion of the Company’s accounts receivable outside the U.S. includes sales to government-owned or supported healthcare systems in several countries, which are subject to payment delays. Payment is dependent upon the financial stability and creditworthiness of those countries’ national economies. Deteriorating credit and economic conditions in parts of Western Europe, particularly in Spain and Italy, may continue to increase the average length of time it takes the Company to collect its accounts receivables in certain regions within these countries.

The Company routinely evaluates all government receivables for potential collection risks associated with the availability of government funding and reimbursement practices. The Company has not incurred any significant losses on government receivables; however, if the financial condition of customers or the countries’ healthcare systems continue to deteriorate such that their ability to make payments is uncertain, additional allowances may be required in future periods.

The Company’s accounts receivable, net of allowance for doubtful accounts, in Spain and Italy at the end of each period are as follows:

	September 27, 2013	September 28, 2012
Spain	$9.2	$15.0
Italy	12.6	12.5

Net sales to customers in Spain and Italy totaled $51.7 million, $55.0 million and $60.2 million for fiscal 2013, 2012 and 2011, respectively.

The following table shows net sales attributable to distributors that accounted for 10% or more of the Company’s total net sales:

	Fiscal Year
	2013	2012	2011
Cardinal Health, Inc.	18%	19%	19%
McKesson Corporation	15%	14%	13%
Amerisource Bergen Corporation	9%	9%	10%

The following table shows accounts receivable attributable to distributors that accounted for 10% or more of the Company’s gross accounts receivable at the end of each period:

	September 27, 2013	September 28, 2012
Cardinal Health, Inc.	18%	19%
McKesson Corporation	22%	20%
Amerisource Bergen Corporation	14%	10%

The following table shows net sales attributable to products that accounted for 10% or more of the Company’s total net sales:

	Fiscal Year
	2013	2012	2011
Optiray (CMDS)	14%	17%	19%
Acetaminophen products (API)	10%	11%	11%

Molybdenum-99 (“Mo-99”) is a key raw material in the Company’s Ultra-Technekow DTE technetium generators that are sold by its Global Medical Imaging segment. There are only eight suppliers of this raw material worldwide. The Company has agreements to obtain Mo-99 from three nuclear research reactors and relies predominantly upon two of these reactors for its Mo-99 supply. Accordingly, a disruption in the commercial supply or a significant increase in the cost of this material from these sources could have a material adversed effect on the Company’s financial condition, results of operations and cash flows.